Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	18.75%	10.44%	(3.81%)	26.14%	2.57%	28.28%	(6.35%)	17.25%	16.59%	(1.32%)
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	17.98%	(0.19%)	7.88%	23.11%	(5.68%)	22.58%	(7.25%)	11.68%	17.85%	(0.61%)
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	13.55%	7.13%	(7.23%)	24.13%	(5.81%)	24.41%	(9.40%)	13.79%	18.10%	(5.24%)
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	19.55%	9.93%	(3.79%)	25.60%	4.55%	29.03%	(5.77%)	18.21%	15.37%	(1.26%)
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	14.12%	13.98%	(4.76%)	30.19%	(5.40%)	23.42%	(8.27%)	14.86%	20.30%	(0.98%)
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.79%	16.40%	(10.94%)	26.71%	(4.41%)	20.30%	(12.74%)	8.66%	31.06%	(5.54%)
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	23.90%	22.11%	(7.94%)	30.19%	6.14%	29.75%	(8.04%)	23.33%	8.39%	(0.79%)
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	34.81%	55.94%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	16.97%	18.67%	(6.36%)	24.44%	13.83%	29.55%	(5.22%)	26.94%	11.97%	none
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.30%	21.05%	(13.02%)	23.22%	7.43%	24.36%	(10.28%)	7.08%	30.60%	(7.04%)
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	23.98%	22.72%	(15.82%)	27.49%	11.88%	32.59%	(7.29%)	22.52%	13.87%	(1.65%)
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.33%	19.41%	(12.12%)	30.83%	5.50%	24.65%	(12.31%)	17.22%	19.71%	(4.63%)
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.89%	18.42%	(16.16%)	34.34%	2.79%	21.92%	(9.96%)	12.56%	29.96%	(7.09%)
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	19.65%	13.48%	(8.76%)	21.08%	11.91%	24.00%	(4.25%)
WisdomTree International Equity Fund | WisdomTree International Equity Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	4.56%	16.56%	(9.11%)	10.44%	(1.94%)	19.07%	(13.54%)	23.46%	2.88%	(2.60%)
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.03%	15.19%	(2.12%)	8.62%	(7.05%)	17.74%	(12.57%)	20.33%	5.10%	(6.98%)
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	4.04%	17.05%	(6.73%)	11.06%	(2.74%)	18.71%	(12.49%)	21.54%	2.80%	(4.82%)
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	3.77%	15.21%	(14.31%)	9.23%	(0.33%)	19.84%	(15.07%)	28.09%	2.22%	2.40%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	3.24%	15.40%	(17.36%)	11.66%	(1.23%)	22.11%	(18.69%)	30.95%	7.00%	6.95%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.11%	18.15%	(10.04%)	9.38%	(1.16%)	17.69%	(9.36%)	20.03%	2.05%	(8.28%)
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(2.70%)	20.85%	(20.15%)	12.38%	16.64%	29.91%	(17.04%)	31.39%
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.82%	10.69%	(7.25%)	10.78%	(0.74%)	15.93%
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(3.56%)	19.69%	(18.23%)	16.10%	12.04%	28.00%	(15.05%)	29.63%	(3.94%)	3.43%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(0.32%)	14.86%	(22.53%)	18.25%	2.81%	26.79%	(21.43%)	32.45%	1.57%	10.96%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	3.24%	21.60%	(8.65%)	0.51%	(0.06%)	17.02%	(17.63%)	31.62%	11.04%	17.68%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	30.17%	40.76%	7.51%	18.30%	2.66%	18.58%	(18.80%)	22.27%	0.07%	8.15%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.65%	26.39%	(10.18%)	23.57%	(2.90%)	26.99%	(9.27%)	13.56%	9.30%	5.88%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.42%	19.55%	(11.36%)	19.72%	10.78%	32.74%	(11.71%)	21.47%	1.66%	12.55%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	20.68%	36.69%	6.84%	11.98%	(4.64%)	18.33%	(17.82%)	29.46%	6.88%	17.32%
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.74%	19.33%	(11.18%)	22.65%	(2.34%)	28.45%	(13.41%)	22.32%	7.86%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	11.27%	9.77%	(2.63%)	20.47%	(7.58%)	20.52%	(9.84%)	15.25%	14.05%	(7.09%)
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(0.19%)	17.34%	(22.27%)	15.76%	18.78%	35.44%	(14.25%)	29.53%	5.13%	(7.01%)
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(3.44%)	13.93%	(31.07%)	0.05%	(14.95%)	21.71%	(11.00%)	36.50%	2.38%	(2.73%)
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.22%	20.93%	(10.32%)	11.69%	(5.64%)	19.37%	(7.31%)	24.87%	22.54%	(21.95%)
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.13%	18.92%	(12.15%)	15.60%	4.14%	17.28%	(15.39%)	35.48%	14.91%	(15.92%)
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	4.68%	17.29%	(21.16%)	2.36%	10.92%	19.93%	(15.18%)	29.92%	11.73%	(16.87%)
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.39%	19.35%	(13.40%)	5.92%	9.64%	2.98%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.46%	9.82%	(25.63%)	(5.51%)	29.52%	24.16%	(18.62%)	46.50%	7.37%	(12.27%)
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	11.11%	26.31%	(5.72%)	28.02%	18.07%	1.70%	(10.44%)	39.03%	2.24%	(8.68%)
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.59%	(18.67%)	(28.89%)	(23.77%)	60.58%	36.44%	(27.93%)	78.04%	(1.20%)	(1.44%)